Share-Based Compensation Plans - Effects of Stock-Based Compensation Expense Related to Stock-Based Awards to Employees and Non-Employees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Components Of Salaries And Benefits [Line Items]
Total stock-based compensation expense	$ 6,456	$ 3,660	$ 1,280
Cost of Revenue [Member]
Components Of Salaries And Benefits [Line Items]
Total stock-based compensation expense	1,068	704	308
Research and Development [Member]
Components Of Salaries And Benefits [Line Items]
Total stock-based compensation expense	1,739	967	219
Selling, General and Administrative [Member]
Components Of Salaries And Benefits [Line Items]
Total stock-based compensation expense	$ 3,649	$ 1,989	$ 753